Summary Of Significant Accounting Policies - Allowance For Mortgage Loans Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Balance at beginning of yearDecember 31, 2014	$ 1,177,231	$ 949,693
Provision for additional losses	188,634	227,538
Charge-offs	(161,032)
Balance at end of year	$ 1,204,833	$ 1,177,231